Investment in LLC (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advances made to an individual				$ 20,090
Percentage of equity interest acquired in business combination	34.62%		34.62%
Total investment in Meatball Obsession, LLC	27,032		27,032
Reduction in investment due to losses in affiliates	0
Reduction in ownership interest in affiliates		28.00%
Sales revenue		4,582,845	3,734,062
Meatball Obsession, LLC [Member]
Sales revenue		73,768	4,124
Accounts receivable	$ 0	$ 12,680	$ 0